Note 4 - Investment In Associate (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate [text block]
As at March 31, 2025

Cash	$531,375
Other current assets	14,935
Long-term exploration assets	3,189,002
Short-term accounts payable and accrued liabilities	(717,444)
Royalty payable	(367,784)
Long-term tax penalty payable	(207,350)
Long-term notes payable	(1,197,450)
Long term derivative liability	(5,647)

Net assets	$1,239,637
	For the period from April 1, 2025 to June 17, 2025	For the period from February 1, 2025 to March 31, 2025

Loss from operations	$(220,302)	$(530,140)
Net loss and comprehensive loss	$(220,302)	$(530,140)

Disclosure of investments accounted for using equity method [text block]
Investment in associate

Balance as at March 31, 2024	$-
Value of shares received on spinout (Note 17)	489,493
Equity share of loss	(105,760)
Balance as at March 31, 2025	383,733
Equity share of loss through June 17, 2025	(26,690)
Derecognition of investment to profit and loss due to loss of significant influence	(357,043)

Balance as at March 31, 2026	$-